PROPERTY AND EQUIPMENT, NET - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PROPERTY AND EQUIPMENT, NET
Depreciation	$ 59,143	$ 77,710	$ 155,699